Himax Technologies, Inc. (the Parent Company only) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Cash	$ 106,437	$ 138,023	$ 184,452
Financial asset at amortized cost	11,229	10,358	5,140
Other receivable from related party	2,780	3,250	7,150
Other current assets	17,731	39,442	17,152
Financial assets at fair value through profit or loss	0	521	5,017
Total assets	836,678	803,193	802,221
Current liabilities	391,155	343,726	326,776
Short-term borrowings	184,000	147,000	138,000
Total equity	442,287	453,588	467,138
Total liabilities and equity	836,678	803,193	802,221
Parent Company [member]
Cash	813	1,362	759
Financial asset at amortized cost	4,819	4,881	4,399
Other receivable from related party	2,780	2,751	7,150
Other current assets	502	498	976
Financial assets at fair value through profit or loss	8,230	0	0
Investments in subsidiaries and affiliates	755,680	751,990	726,890
Total assets	772,824	761,482	740,174
Current liabilities	227	235	284
Short-term borrowings	164,000	147,000	119,000
Debt borrowing from a subsidiary	162,049	158,924	154,170
Total equity	446,548	455,323	466,720
Total liabilities and equity	$ 772,824	$ 761,482	$ 740,174